Account Payables and Accrued Expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Account Payables and Accrued Expenses
Trade and account payables	$ 6,579	$ 9,923
Interest payables	482	521
Value-added, goods and services and other taxes (other than income taxes)	1,550	1,194
Compensation	272	289
Contract liabilities under contracts with customers	1,864	2,767
Lease liabilities	291	384
Provision for a financial loss	283	575
Due to an affiliate (see Note 25)	25	27
Account payables and accrued expenses	$ 11,346	$ 15,680